SUBSEQUENT EVENTS (Detail Narrative)		1 Months Ended		6 Months Ended	9 Months Ended	16 Months Ended
	Apr. 07, 2017 USD ($) Unit $ / shares	Nov. 23, 2016 USD ($) shares	Oct. 31, 2016 USD ($) Unit $ / shares	Mar. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2017	May 12, 2017 USD ($)	Dec. 15, 2016 USD ($)	Dec. 14, 2016 USD ($)	Dec. 09, 2016 USD ($)	Oct. 20, 2016 USD ($)	Sep. 30, 2016 USD ($)
Promissory notes										$ 100,000	$ 500,000	$ 500,000
Accrued interest rate							1.00%
Aggregate principal amount													$ 250,000
Outstanding principal amount									$ 1,150,000
Proceeds from share of common stock and warrant,share | shares		65,000
Proceeds from share of common stock and warrant, amount		$ 390,000	$ 6,000,000
Purchase of common stock in exchange of warrant | shares		6,500
Over-subscription allotment			$ 2,000,000
Negotiated price per common share | $ / shares			$ 6.00
Exercise price per warrant | $ / shares			$ 8.25
Commission paid to placement agent			10.00%
Expense allowance			3.00%
Warrant to purchase number of common stock			10.00%
Principal amount				$ 2,500,000
Number of unit offering | Unit			1,000,000
Subsequent Event [Member]
Additional capital raise in process								$ 18,000,000
Subsequent Event [Member] | Demand Promissory Notes [Member]
Principal amount						$ 2,500,000
Maturity date						Jun. 30, 2018
Conversion price						equal to 75% of the price
Subsequent Event [Member] | Consultant [Member]
Demand notes	$ 650,000
Number of units purchase | Unit	38,000
Number of units purchase, per unit | $ / shares	$ 9.00
Exercise price of unit | $ / shares	$ 9.00
Subsequent Event [Member] | Executive Chairman [Member] | Bridge note [Member]
Principal amount					$ 1,500,000
Maximum borrowing capacity					$ 1,500,000
Maturity date					Dec. 31, 2017
Conversion price					equal to 75% of the price
Advances from related party					$ 240,000